Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	$ 2,754,446,064	$ 2,531,202,652
DXC Technology common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	69,210,639	76,698,953
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	384,358,238	389,544,889
Fair Value, Inputs, Level 1, Level 2, and Level 3 | DXC Technology common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	28,025,069	42,136,501
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	265,952	443,489
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	89,316,104	77,407,332
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	16,070,799	16,297,856
Fair Value, Inputs, Level 1, Level 2, and Level 3 | International common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	3,733,965	7,408,769
Fair Value, Inputs, Level 1, Level 2, and Level 3 | U.S. common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	55,701,458	53,285,598
Fair Value, Inputs, Level 1, Level 2, and Level 3 | U.S. treasuries
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	10,395,154	10,237,536
Fair Value, Inputs, Level 1, Level 2, and Level 3 | U.S. government agencies
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	2,037,386	3,027,937
Fair Value, Inputs, Level 1, Level 2, and Level 3 | State and local obligations
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	27,498	26,535
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Non-U.S. government funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	615,129	402,898
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Agency mortgage backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	6,492,502	7,353,885
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Asset and other mortgage backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	4,142,794	2,536,053
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	6,329,051	7,428,974
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	3,980,461	152,083
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	157,224,916	161,399,443
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	192,847,395	196,536,056
Level 1 | DXC Technology common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	28,025,069	42,136,501
Level 1 | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		0
Level 1 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	89,316,104	77,407,332
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	16,070,799	16,297,856
Level 1 | International common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	3,733,965	7,408,769
Level 1 | U.S. common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	55,701,458	53,285,598
Level 1 | U.S. treasuries
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 1 | U.S. government agencies
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 1 | State and local obligations
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 1 | Non-U.S. government funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 1 | Agency mortgage backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 1 | Asset and other mortgage backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 1 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 1 | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 1 | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value		0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	191,510,843	193,008,833
Level 2 | DXC Technology common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 2 | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	265,952	443,489
Level 2 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 2 | International common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 2 | U.S. common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 2 | U.S. treasuries
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	10,395,154	10,237,536
Level 2 | U.S. government agencies
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	2,037,386	3,027,937
Level 2 | State and local obligations
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	27,498	26,535
Level 2 | Non-U.S. government funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	615,129	402,898
Level 2 | Agency mortgage backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	6,492,502	7,353,885
Level 2 | Asset and other mortgage backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	4,142,794	2,536,053
Level 2 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	6,329,051	7,428,974
Level 2 | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	3,980,461	152,083
Level 2 | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	157,224,916	161,399,443
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | DXC Technology common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | International common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | U.S. common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | U.S. treasuries
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | U.S. government agencies
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | State and local obligations
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Non-U.S. government funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Agency mortgage backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Asset and other mortgage backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Short term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Level 3 | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	0	0
Investments measured at NAV | Commingled funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment Assets at Fair Value	$ 2,370,087,826	$ 2,141,657,763